Commitments and Contingencies (Details 2)	6 Months Ended
Dec. 31, 2018 USD ($)
Payments made by related party	$ (1,251,542)
Total claim amount	5,390,031
Litigation disputes and accrued costs [Member]
Claims amount	5,297,030
Interest and penalties	1,344,543
Total claim amount	6,641,573
Guarantees [Member] | Litigation disputes and accrued costs [Member]
Claims amount	2,152,077
Interest and penalties
Total claim amount	2,152,077
Sales [Member] | Litigation disputes and accrued costs [Member]
Claims amount	20,143
Interest and penalties	9,123
Total claim amount	29,266
Purchase [Member] | Litigation disputes and accrued costs [Member]
Claims amount	1,097,018
Interest and penalties	567,297
Total claim amount	1,664,315
Leases [Member] | Litigation disputes and accrued costs [Member]
Claims amount	1,989,368
Interest and penalties	768,123
Total claim amount	2,757,491
Labor [Member] | Litigation disputes and accrued costs [Member]
Claims amount	26,160
Interest and penalties
Total claim amount	26,160
Others [Member] | Litigation disputes and accrued costs [Member]
Claims amount	12,264
Interest and penalties
Total claim amount	$ 12,264